Schedule of Estimated Useful Lives of Property And Equipment (Details)	Dec. 31, 2025
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	10 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years